Leases (Amounts Of Assets And Related Accumulated Amortization) (Detail) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Minimum [Member]	Mar. 31, 2012 Maximum [Member] Year	Mar. 31, 2012 Building And Structures [Member] USD ($)	Mar. 31, 2012 Building And Structures [Member] JPY (¥)	Mar. 31, 2011 Building And Structures [Member] JPY (¥)	Mar. 31, 2012 Tools, Furniture And Fixtures [Member] USD ($)	Mar. 31, 2012 Tools, Furniture And Fixtures [Member] JPY (¥)	Mar. 31, 2011 Tools, Furniture And Fixtures [Member] JPY (¥)
Capital Leased Assets [Line Items]
Capital leases and noncancelable operating leases expiration period (in years)					25
Asset sold and leased back	$ 18,822	¥ 1,547,000	¥ 1,975,000			$ 9,235	¥ 759,000		$ 9,588	¥ 788,000	¥ 1,975,000
Capital lease contractual terms range (in years)				3 years	10 years
Sale-leaseback contractual terms (in years)	10	10
Gross leased property						261,296	21,476,000	20,118,000	55,773	4,584,000	4,822,000
Accumulated amortization	(173,062)	(14,224,000)	(12,178,000)
Net leased property	$ 144,007	¥ 11,836,000	¥ 12,762,000